Fair Value Measurement - Schedule of Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Balance at December 31, 2024
Liability recognized at issuance (August 29, 2025)	576,000
Change in fair value	(150,000)
Balance at December 31, 2025	$ 426,000